--------------------------------------------------------------------------------
The Guardian Bond Fund
-------------------------------------

[PHOTO OMITTED]                        [PHOTO OMITTED]

Thomas G. Sorell, C.F.A                Howard W. Chin,
Co-Portfolio Manager                   Co-Portfolio Manager

Net Assets at June 30, 2001:  $378,181,863

Q:    How did the Fund perform during the first six months of 2001?

A: The Fund had a total return of 3.76%(1) for the six months ended June 30, 2001, outperforming the average fund in our Lipper Intermediate Investment Grade(2) peer group, which returned 3.39% for the same period. The group consists of variable annuity sub-accounts that invest primarily in investment grade debt with average maturities of 5-10 years. Another commonly used benchmark, the Lehman Aggregate Bond Index,(3) returned 3.62% for the first half of 2001.

Q:    What factors affected Fund performance?

A: Growing signs of an economic recession led the Federal Reserve Board (Fed) to aggressively ease monetary policy, reducing the Federal Funds rate from 6.50% to 3.75% during the first half of 2001. The yield curve steepened significantly as a result of this action as interest rates on shorter-dated Treasury maturities declined, while the yield on longer maturities increased. The slope of the yield curve (as measured by the difference in yields between 2- and 30-year Treasury securities) increased from 0.48% at year-end 2000 to 1.52% on June 30, 2001. As a result of this yield curve steepening, the performance of Treasury securities displayed a markedly mixed pattern for the first half of the year, with total returns strongly dependent on the maturity of the bond in question. For example, the 2-year note had a positive return of 3.63%, while in contrast, 10- and 30-year Treasuries had negative returns (-0.48% and -2.96%, respectively).

      Shorter-maturity fixed income securities were the principal beneficiaries of the Fed's actions, but higher-yielding spread assets reacted positively across all maturities as well. The Lehman Aggregate Bond Index outperformed equal duration Treasuries by 0.86%. This was in large part due to the positive contribution from the corporate bond sector. Despite signs of declining corporate profitability, investors grew more confident that the Fed's rate cuts would result in a quick recovery and corporate bonds, which had performed so poorly last year, outperformed similar duration Treasuries by almost 3% during this period. The structured product or "spread" sectors, mortgage, asset and commercial mortgage-backed securities (MBS, ABS and CMBS, respectively) did less well than corporates, but still provided positive nominal returns and outperformed comparable duration Treasuries by a significant margin, with the ABS sector turning in the most notable performance. Specifically, MBS, ABS and CMBS returned 3.78%, 4.41% and 3.43% respectively in the first half of 2001, as measured by their respective Lehman indexes,(4) while their returns over Treasuries were 0.28%, 0.86% and 0.67%, respectively.

Q:    What was your investment strategy during this period?

A: We entered 2001 with a somewhat defensive posture and a selectively overweighted exposure to many of the spread sectors, which served us very well when the fixed income market posted its stellar performance early in the year. In fact, all the spread asset sectors outperformed comparable duration Treasuries by a wide margin. Our outperformance was further bolstered by our overweight in lower quality investment-grade corporate credits that tightened dramatically. As importantly, we scaled out of that exposure following its strong performance in favor of higher quality credits just prior to that asset's sharp subsequent underperformance. More broadly, we reduced our corporate holdings after their strong January performance, but were able to increase that exposure on a timely basis in March and April

================================================================================
      "There is likely to be increasing volatility in the shape of the yield curve as the market attempts to gauge when the current round of Fed rate cuts will end. We will monitor these factors closely and rebalance our sector allocations as appropriate."
================================================================================

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's share, when redeemed, may be worth more or less than the original cost.
(2) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses.
(3) The Lehman Aggregate Bond Index is an unmanaged index that is generally considered to be representative of U.S. bond market activity. The Lehman Aggregate Bond Index is not available for direct investment, and the returns do not reflect expenses that have been deducted from the Fund.
(4) The respective Lehman Brothers indexes are: the Lehman MBS Index, the Lehman ABS Index, and the Lehman CMBS Index.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

as the corporate sector once again outperformed in the second quarter.

      The initial exposure in lower quality corporate credits was counterbalanced by an overweight in highly rated structured product securities, but even here, we expressed a slightly defensive strategy. We underweighted MBS in favor of assets with better convexity(1) characteristics such as ABS and CMBS. The significant underweight in MBS served us well as the sector underperformed for the majority of the first quarter as investors shied away from the sector's increasing prepayment risk. We subsequently eliminated the underweighted position in April, which allowed the Fund to fully participate in the MBS sector's outperformance during the second quarter.

      In retrospect, the Fund's very positive performance was in large part due to our corporate bond strategy and our timely asset allocation shifts between various Treasury and spread sectors. However, we may have been overly defensive at various points during the first half, given our concerns regarding the weakened state of the economy. For example, corporates continued to perform well in the second quarter after we had reduced our exposure and our lack of investment in European telephone bonds proved to be a missed opportunity. In addition, while our overall strategy in structured products fared well, our exposure in CMBS was a negative factor as the sector's exposure to swap spreads and the longer end of the yield curve caused it to underperform in several months during the first half.

Q:    What is your outlook for the remainder of the year?

A: In the near term, we believe the market will remain focused on the timing and magnitude of any economic recovery resulting from the Fed's recent rate cuts. The prospects for a recovery remain unclear and market sentiment has been particularly volatile in this regard. Reports of layoffs and weakness in manufacturing and corporate profitability abound, while concern over inflation seems to have receded as energy prices have stabilized. As a result, there have been some sharp opinion swings regarding the duration of the recession, and until the effects of the rate cuts become more apparent, the uncertainty in the marketplace is likely to persist.

      Against this backdrop, the fixed income market will most likely take its cue from the equity markets and as a result, we believe a defensive posture is warranted. After their strong first half performance, some fixed income sectors have become less attractive. We will likely retain a neutral exposure to the corporate sector, but plan on having an overweighted position in the spread sectors overall. We particularly favor the structured product sectors and shorter maturity assets that would benefit from a steep yield curve and attractive breakeven valuations. Looking even further, the key investment decision for the balance of the year will be the sector asset allocation of Treasuries relative to spread assets, and that, in turn, hinges on whether the economy recovers in 2001 or beyond. Similarly, there is likely to be increasing volatility in the shape of the yield curve as the market attempts to gauge when the current round of Fed rate cuts will end. We will monitor these factors closely and rebalance our sector allocations as appropriate.

--------------------------------------------------------------------------------
The Guardian Bond Fund Profile
------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(2)
                         FOR PERIODS ENDED JUNE 30, 2001
--------------------------------------------------------------------------------
1 Year ................................................................   10.29%
5 Years ...............................................................    6.96%
10 Years ..............................................................    7.40%
Since Inception .......................................................    8.70%

--------------------------------------------------------------------------------
(2) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's share, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Recent Asset Allocation
                       (% Market Value as of Quarter End)

   [The following table was depicted as a bar chart in the printed material.]

                         2nd Q 00   3rd Q 00   4th Q 00   1st Q 01   2nd Q 01
                         --------   --------   --------   --------   --------
Treasuries/Agencies        19.4       14.4       20.9       33.7       27.8
Corporates                   27       30.9       25.3       22.5       20.3
MBS                        46.4       48.5       49.5       34.8       40.7
ABS                         5.1        4.1        2.6        5.4        9.3
Cash Equivalents            2.1        2.1        1.7        3.5        1.9


* Cash as a percentage of net assets excluding commercial paper and repurchase agreements matched against forward purchases and reverse repurchase agreements.
--------------------------------------------------------------------------------

(1) Duration predicts how a bond's price will change as rates change, and convexity indicates how the bond's duration will change for that same rate change. A bond exhibits positive convexity when, for a given drop in rates, its price increases more than would be predicted by its duration alone.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
------------------------------

Schedule of Investments
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Asset Backed -- 9.3%
--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$    1,113,917  Amresco 1997-1 MIF
                  7.42% due 3/25/2027                                $ 1,123,752
     5,750,000  Citibank Credit Card Issuance Tr.
                  2000-A1 A1
                  6.90% due 10/17/2007                                 5,995,277
     3,700,000  Connecticut RRB Special Purpose Tr.
                  2001-1 A2
                  5.36% due 3/30/2007                                  3,700,860
     5,750,000  MBNA Credit Card Master Nt. Tr.
                  2001-A1 A1
                  5.75% due 10/15/2008                                 5,735,567
     3,700,000  MBNA Master Credit Card Tr.
                  1998-D A
                  5.80% due 12/15/2005                                 3,769,120
     5,750,000  Peco Energy Transition Tr.
                  1999-A A6
                  6.05% due 3/1/2009                                   5,769,796
     5,300,000  PSE&G Transition Funding LLC
                  2001-1 A5
                  6.45% due 3/15/2013                                  5,275,831
     3,800,000  Residential Asset Securities Corp.
                  1998-KS3 AI5
                  6.16% due 4/25/2026                                  3,828,787
--------------------------------------------------------------------------------
                Total Asset Backed
                  (Cost $35,464,576)                                  35,198,990
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Commercial Mortgage Backed -- 6.7%
--------------------------------------------------------------------------------
$    3,600,000  1301 Avenue of the Americas Tr.
                  2000-1301 C
                  7.44% due 8/3/2005 +                               $ 3,763,974
     3,700,000  Bear Stearns Comm'l. Mtg. Sec., Inc.
                  2001-Top2 A2
                  6.48% due 4/15/2011                                  3,643,132
     6,725,000  Chase Comm'l. Mtg. Sec. Corp.
                  1998-2 A2
                  6.39% due 11/18/2008                                 6,692,836
       817,762  First Union-Lehman Bros.-Bank
                  of America 1998-C2 A1
                  6.28% due 6/18/2007                                    828,013
     3,800,000  Prudential Mtg. Capital Funding LLC
                  2001-C1 A2
                  6.605% due 5/10/2034                                 3,781,741
     6,397,741  TIAA Retail Comm'l. Mtg. Tr.
                  1999-1 A
                  7.17% due 4/15/2008 +                                6,592,166
--------------------------------------------------------------------------------
                Total Commercial Mortgage Backed
                  (Cost $25,074,181)                                  25,301,862
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Corporate Bonds -- 20.3%
--------------------------------------------------------------------------------
Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
Automotive -- 0.9%
$    3,500,000  General Motors Corp.
                  7.20% due 1/15/2011                                $ 3,541,780
--------------------------------------------------------------------------------
Automotive Parts -- 0.9%
     3,500,000  Delphi Automotive Systems Corp.
                  6.55% due 6/15/2006                                  3,503,997
--------------------------------------------------------------------------------
Energy -- 2.4%
     7,400,000  Calpine Canada Energy
                  8.50% due 5/1/2008                                   7,214,696
     1,700,000  PSE&G Power LLC +
                  6.875% due 4/15/2006                                 1,712,072
                                                                     -----------
                                                                       8,926,768
--------------------------------------------------------------------------------
Entertainment - Cable-Media -- 3.7%
     3,750,000  Comcast Cable Comm., Inc.
                  6.875% due 6/15/2009                                 3,734,681
     3,700,000  Cox Comm., Inc.
                  6.75% due 3/15/2011                                  3,607,341
     7,050,000  CSC Hldgs., Inc. +
                  7.625% due 4/1/2011                                  6,725,749
                                                                     -----------
                                                                      14,067,771
--------------------------------------------------------------------------------
Food, Beverage and Tobacco -- 1.0%
     3,600,000  Anheuser-Busch Cos., Inc.
                  6.80% due 1/15/2031                                  3,575,858
Merchandising - Food-- 1.9%
     3,500,000  Aramark Svcs., Inc.
                  6.75% due 8/1/2004                                   3,455,116
     3,600,000  Safeway, Inc.
                  7.25% due 2/1/2031                                   3,539,002
                                                                     -----------
                                                                       6,994,118
--------------------------------------------------------------------------------
Merchandising - Mass -- 0.9%
     3,400,000  Wal-Mart Stores, Inc.
                  8.75% due 12/29/2006                                 3,409,044
--------------------------------------------------------------------------------
Oil and Gas Producing -- 0.8%
     3,000,000  Occidental Petroleum Corp.
                  7.65% due 2/15/2006                                  3,157,419
--------------------------------------------------------------------------------
Railroads -- 0.9%
     3,600,000  Union Pacific Corp.
                  6.65% due 1/15/2011                                  3,524,494
--------------------------------------------------------------------------------
Telecommunications -- 3.0%
     3,600,000  Qwest Capital Funding, Inc.
                  7.90% due 8/15/2010                                  3,719,164
     3,700,000  Telus Corp.
                  8.00% due 6/1/2011                                   3,782,221
     3,750,000  WorldCom, Inc.
                  8.25% due 5/15/2031                                  3,678,229
                                                                     -----------
                                                                      11,179,614
--------------------------------------------------------------------------------

                       See notes to financial statements.

+ Rule 144A restricted security.


--------------------------------------------------------------------------------
54

--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
Utilities - Electric and Water -- 2.9%
   $ 7,200,000  Limestone Tr. +
                  8.625% due 3/15/2003                               $ 7,482,038
     3,500,000  Pinnacle One Partners LP +
                  8.83% due 8/15/2004                                  3,638,786
                                                                      11,120,824
--------------------------------------------------------------------------------
Wireless Communication-- 1.0%
     3,600,000  AT&T Wireless Svcs., Inc. +
                  8.75% due 3/1/2031                                   3,740,130
--------------------------------------------------------------------------------
                Total Corporate Bonds
                  (Cost $76,728,664)                                  76,741,817
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Collateralized Mortgage Obligation -- 0.8%
--------------------------------------------------------------------------------
$    3,179,194  PNC Mtg. Securities Corp.
                  1998-10 A17
                  6.50% due 12/25/2028
                  (Cost $3,041,449)                                  $ 3,193,342
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mortgage Pass-Throughs -- 33.2%
--------------------------------------------------------------------------------
                FHLMC
$   18,817,000    6.00%, (30 yr. TBA)(a)                            $ 18,076,081
    22,198,000    6.50%, (30 yr. TBA)(a)                              21,858,104
       534,704    7.00%, 8/1/2008                                        550,073
                FNMA
     7,500,000    6.50%, (15 yr. TBA)(a)                               7,516,410
     3,500,000    6.50%, (30 yr. TBA)(a)                               3,435,467
    40,900,000    7.50%, (30 yr. TBA)(a)                              41,705,239
     8,067,266    6.00%, 10/1/2013                                     8,014,811
     4,050,405    6.00%, 2016                                          3,991,078
     3,613,658    6.50%, 11/1/2028                                     3,570,661
     4,733,662    7.00%, 2015                                          4,825,059
       385,436    8.00%, 6/1/2008                                        402,078
     3,305,443    8.00%, 2030                                          3,418,145
       896,851    8.00%, 3/1/2031                                        926,577
         3,353    8.25%, 1/1/2009                                          3,518
       152,493    8.50%, 8/1/2009                                        161,246
                GNMA
     6,869,683    8.00%, 2030                                          7,122,497
--------------------------------------------------------------------------------
                Total Mortgage Pass-Throughs
                  (Cost $125,495,096)                                125,577,044
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government -- 27.8%
--------------------------------------------------------------------------------

U.S. Government Agencies -- 6.3%
                FHLB
$   10,650,000    4.875%, 4/16/2004                                 $ 10,608,518
                FHLMC
     2,000,000    6.75%, 3/15/2031                                     2,052,044
     3,963,000    7.00%, 7/15/2005                                     4,187,936

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
                FNMA
$    2,000,000    5.50%, 2/15/2006                                   $ 1,997,504
     4,590,000    7.25%, 1/15/2010                                     4,929,871
--------------------------------------------------------------------------------
                                                                      23,775,873
--------------------------------------------------------------------------------
U.S. Treasury Bonds and Notes -- 21.5%
                U.S. Treasury Bonds
     6,475,000    6.25%, 5/15/2030                                     6,866,537
     2,140,000    6.625%, 2/15/2027                                    2,344,246
     3,500,000    9.25%, 2/15/2016                                     4,671,782
                U.S. Treasury Notes
     2,100,000    4.625%, 5/15/2006                                    2,071,125
    14,195,000    5.00%, 2/15/2011                                    13,773,579
     8,600,000    5.25%, 8/15/2003                                     8,754,387
    18,700,000    5.75%, 11/15/2005                                   19,257,485
     1,600,000    5.875%, 2/15/2004                                    1,653,246
     7,000,000    6.00%, 8/15/2009                                     7,279,524
     7,550,000    6.125%, 8/15/2007                                    7,926,783
     4,200,000    6.50%, 10/15/2006                                    4,466,910
     2,150,000    6.75%, 5/15/2005                                     2,289,247
                                                                      81,354,851
--------------------------------------------------------------------------------
                Total U.S. Government
                  (Cost $105,174,129)                                105,130,724
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Commercial Paper -- 24.8%
--------------------------------------------------------------------------------

Brokerage -- 0.9%

$    3,520,000  Morgan Stanley Dean Witter & Co.
                  3.50% due 8/13/2001 (a)                            $ 3,513,156
--------------------------------------------------------------------------------
Conglomerates -- 2.7%
    10,000,000  General Electric Capital Corp.
                  3.80% due 7/16/2001 (a)                              9,984,167
--------------------------------------------------------------------------------
Financial-Banks -- 6.4%
    10,000,000  Bank of Nova Scotia
                  3.81% due 7/16/2001 (a)                              9,984,125
     6,469,000  Dresdner U.S. Fin.
                  3.75% due 7/16/2001 (a)                              6,458,892
     7,583,000  J.P. Morgan Chase & Co.
                  3.80% due 7/19/2001 (a)                              7,568,592
                                                                      24,011,609
--------------------------------------------------------------------------------
Financial-Other -- 10.6%
    10,000,000  Barton Capital Corp.
                  3.77% due 7/16/2001 (a)                              9,984,292
    10,000,000  Govco, Inc.
                  3.85% due 7/16/2001 (a)                              9,983,958
    10,000,000  Household Financial Corp.
                  3.85% due 7/16/2001 (a)                              9,983,958
    10,000,000  HVB Finance
                  3.86% due 7/16/2001 (a)                              9,983,917
                                                                     -----------
                                                                      39,936,125
--------------------------------------------------------------------------------

                       See notes to financial statements.

+ Rule 144A restricted security.


--------------------------------------------------------------------------------
55

--------------------------------------------------------------------------------
The Guardian Bond Fund
----------------------

Schedule of Investments
June 30, 2001 (Unaudited) (Continued)

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
Pharmaceuticals -- 1.6%
$6,194,000      Pfizer, Inc.
                  3.80% due 7/16/2001 (a)                            $ 6,184,193
--------------------------------------------------------------------------------
Telecommunications -- 2.6%
10,000,000      Verizon Global Funding Corp.
                  3.85% due 7/16/2001 (a)                              9,983,958
--------------------------------------------------------------------------------
                Total Commercial Paper
                  (Cost $93,613,208)                                  93,613,208
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement -- 1.1%
--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$  4,284,000    State Street Bank and Trust Co.
                repurchase agreement,
                dated 6/29/2001, maturity
                value $4,285,439 at 4.03%,
                due 7/2/2001 (1)
                  (Cost $4,284,000)                                 $ 4,284,000
--------------------------------------------------------------------------------
Total Investments-- 124.0%
  (Cost $468,875,303)                                               469,040,987
Payables for Mortgage Pass-Throughs
  Delayed Delivery Securities(a)-- (24.5)%                          (92,831,300)
Cash, Receivables and Other Assets
  Less Liabilities -- 0.5%                                            1,972,176
--------------------------------------------------------------------------------
Net Assets - 100%                                                  $378,181,863
--------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

(a) Commercial paper and repurchase agreement are segregated to cover forward mortgage purchases.


                       See notes to financial statements.


--------------------------------------------------------------------------------
56

--------------------------------------------------------------------------------

Statement of Assets
and Liabilities
June 30, 2001 (Unaudited)

ASSETS
  Investments, at market (cost $468,875,303)                        469,040,987
  Cash                                                                       83
  Interest receivable                                                 4,160,964
  Receivable for securities sold                                      3,580,180
  Receivable for fund shares sold                                         4,058
  Other assets                                                              752
                                                                    -----------
    Total Assets                                                    476,787,024
                                                                    -----------
LIABILITIES
  Payable for forward mortgage securities
    purchased -- Note E                                              92,831,300
  Payable for securities purchased                                    4,806,162
  Payable for fund shares redeemed                                      802,476
  Accrued expenses                                                        8,800
  Due to affiliates                                                     156,423
                                                                    -----------
    Total Liabilities                                                98,605,161
                                                                    -----------
     Net Assets                                                     378,181,863
                                                                    ===========

COMPONENTS OF NET ASSETS
  Capital stock, at par                                               3,186,924
  Additional paid-in capital                                        381,275,814
  Undistributed net investment income                                 1,763,591
  Accumulated net realized loss on investments                       (8,210,150)
   Net unrealized appreciation of investments                           165,684
                                                                    -----------
     Net Assets                                                     378,181,863
                                                                    ===========
Shares Outstanding -- $0.10 par value                                31,869,245
                                                                    ===========
Net Asset Value Per Share                                                 11.87
                                                                    ===========

Statement of Operations
Six Months Ended
June 30, 2001 (Unaudited)

INVESTMENT INCOME
  Interest                                                          $11,765,865
                                                                    -----------
  Expenses:
    Investment advisory fees -- Note B                                  919,944
    Custodian fees                                                       46,658
    Interest expense on reverse repurchase
      agreements                                                         21,414
    Printing expense                                                     18,844
    Audit fees                                                            9,669
    Directors' fees -- Note B                                             6,199
    Registration fees                                                     2,480
    Legal fees                                                            1,488
    Loan commitment fees -- Note H                                        1,372
    Insurance expense                                                     1,338
    Other                                                                   348
                                                                    -----------
    Total Expenses                                                    1,029,754
                                                                    -----------
  Net Investment Income                                              10,736,111
                                                                    -----------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS -- NOTE F
    Net realized gain on investments                                  8,693,168
    Net change in unrealized appreciation of
      investments                                                    (6,105,912)
                                                                    -----------
  Net Realized and Unrealized Gain
    on Investments                                                    2,587,256
                                                                    -----------
      NET INCREASE IN NET ASSETS
        FROM OPERATIONS                                             $13,323,367
                                                                    ===========

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
------------------------------

Statement of Changes in Net Assets

                                                                                       Six Months              Year Ended
                                                                                            Ended            December 31,
                                                                                    June 30, 2001                    2000
                                                                                      (Unaudited)               (Audited)
                                                                                    -------------            ------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
    Net investment income                                                            $ 10,736,111           $  23,921,410
    Net realized gain/(loss) on investments                                             8,693,168              (8,309,886)
    Net change in unrealized appreciation/(depreciation) of investments                (6,105,912)             17,819,669
                                                                                     ------------           -------------
      Net Increase in Net Assets from Operations                                       13,323,367              33,431,193
                                                                                     ------------           -------------

  Dividends to Shareholders from:
    Net investment income                                                             (10,126,621)            (22,960,166)
                                                                                     ------------           -------------

  From Capital Share Transactions:
    Net increase/(decrease) in net assets from capital share
      transactions -- Note G                                                           19,550,024             (31,466,688)
                                                                                     ------------           -------------
  Net Increase/(Decrease) in Net Assets                                                22,746,770             (20,995,661)

NET ASSETS:
Beginning of period                                                                   355,435,093             376,430,754
                                                                                     ------------           -------------
End of period*                                                                       $378,181,863           $ 355,435,093
                                                                                     ============           =============

* Includes undistributed net investment income of:                                   $  1,763,591           $   1,154,101

                       See notes to financial statements.


--------------------------------------------------------------------------------
58

--------------------------------------------------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                 Six Months
                                                    Ended                       Year Ended December 31, (Audited)
                                                June 30, 2001     ----------------------------------------------------------
                                                 (Unaudited)       2000          1999         1998          1997        1996
                                                ----------------------------------------------------------------------------
Net asset value,
  beginning of period                              $11.75        $11.41        $12.23       $12.11        $11.83      $12.25
                                                   ------        ------        ------       ------        ------      ------

Income from investment
  operations:
  Net investment income                              0.34          0.81          0.68         0.69          0.75        0.76
  Net realized and unrealized gain/(loss)
    on investments                                   0.11          0.31         (0.79)        0.28          0.29       (0.42)
                                                   ------        ------        ------       ------        ------      ------
  Net increase/(decrease) from investment
    operations                                       0.45          1.12         (0.11)        0.97          1.04        0.34
                                                   ------        ------        ------       ------        ------      ------
Dividends and Distributions
  to Shareholders from:
  Net investment income                             (0.33)        (0.78)        (0.68)       (0.69)        (0.76)      (0.76)
  Net realized gain on investments                     --            --         (0.03)       (0.16)           --          --
  Total dividends and distributions                 (0.33)        (0.78)        (0.71)       (0.85)        (0.76)      (0.76)
                                                   ------        ------        ------       ------        ------      ------
  Net asset value, end of period                   $11.87        $11.75        $11.41       $12.23        $12.11      $11.83
                                                   ------        ------        ------       ------        ------      ------
Total return*                                        3.76%(a)     10.02%        (0.84)%       8.10%         8.99%       2.88%
                                                   ------        ------        ------       ------        ------      ------
Ratios/supplemental data:
  Net assets, end of period
    (000's omitted)                              $378,182      $355,435      $376,431     $381,387      $355,412    $354,433
  Ratio of expenses to
    average net assets                               0.56%(b)      0.55%         0.57%        0.67%         0.59%       0.54%
  Ratio of expenses (excluding interest expense)
    to average net assets                            0.55%(b)      0.55%         0.55%        0.55%         0.55%        N/A
  Ratio of net investment
    income to average net assets                     5.84%(b)      6.75%         5.78%        5.51%         6.15%       6.12%
  Portfolio turnover rate                             202%          297%          257%         287%          340%        188%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Not annualized.
(b)   Annualized.

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Note A -- Organization and Accounting Policies
--------------------------------------------------------------------------------

      The Guardian Variable Contract Funds, Inc. (GVCF) was organized in March 1983 and was formerly known as "The Guardian Stock Fund, Inc." prior to September 13, 1999. Shares are offered in four series: The Guardian Stock Fund
(GSF), The Guardian VC 500 Index Fund (GVC500IF), The Guardian VC Asset Allocation Fund (GVCAAF), and The Guardian VC High Yield Bond Fund (GVCHYBF). The Guardian Life Insurance Company of America (Guardian Life) commenced investment into GVCHYBF on August 17, 1999, GVC500IF on August 25, 1999 and GVCAAF on September 15, 1999, with 107,281 shares for $1,072,813; 20,027,804 shares for $200,278,036; and 2,500,000 shares for $25,000,000, respectively, to facilitate operations.

      GVCF, The Guardian Bond Fund, Inc. (GBF) and The Guardian Cash Fund, Inc.
(GCF) are each incorporated in the state of Maryland and are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (1940 Act). Each series of GVCF and GBF and GCF are referred to collectively as the "Funds" and individually as a "Fund."

      GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF, and shares of GVC500IF, GVCAAF, GVCHYBF, GBF and GCF, are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly-owned subsidiary of Guardian Life. GSF's Class II shares are offered through the ownership of variable annuities and variable life insurance policies issued by other insurance companies that offer GSF as an investment option through their separate accounts. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of June 30, 2001, no Class II shares have been issued.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Significant accounting policies of the Funds are as follows:

Investments

      Securities listed on national securities exchanges are valued based upon closing prices on these exchanges. Securities traded in the over-the-counter market and listed securities for which there have been no trades for the day are valued at the mean of the bid and asked prices.

      Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

      Securities for which market quotations are not readily available, including certain mortgage-backed securities and restricted securities, are valued by using methods that each Fund's Board of Directors, in good faith, believes will accurately reflect their fair value.

      The valuation of securities held by GCF is based upon their amortized cost which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost valuations do not take into account unrealized gains and losses.

      Investment securities transactions are recorded on the date of purchase or sale. Repurchase agreements are carried at cost, which approximates value (see Note C).


--------------------------------------------------------------------------------
66

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

      Net realized gain or loss on sales of investments is determined on an identified cost basis. Interest income, including amortization of premium and discount, is recorded when earned. Dividends are recorded on the ex-dividend date.

      In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the GSF, GVC500IF, GVCAAF, GVCHYBF, GBF and GCF does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Foreign Currency Translation

      GSF, GVC500IF and GVCHYBF are permitted to buy international securities that are not U.S. dollar denominated. Their books and records are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

      (2) Purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations as follows:

      Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which a Fund earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

      GSF, GVC500IF, and GVCHYBF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Funds will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Fund to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in that currency.

Futures Contracts

      GSF, GVC500IF, GVCAAF and GVCHYBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge


--------------------------------------------------------------------------------
                                                                              67

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

against anticipated future changes in interest or exchange rates or securities prices (or for non-hedging purposes). Should interest or exchange rates or securities prices move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Taxes

      Each Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code
(Code), and as such will not be subject to federal income tax on investment income (including any realized capital gains) which is distributed to its shareholders in accordance with the applicable provisions of the Code. Therefore, no federal income tax provision is required.

Reclassifications of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

Dividend Distributions

      GSF, GVC500IF, GVCAAF, GVCHYBF and GBF intend to distribute each year, as dividends or capital gain distributions, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the applicable Fund at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the policy of GSF, GVC500IF, GVCAAF, GVCHYBF and GBF is to distribute net investment income approximately every six months and net capital gains annually. This policy is, however, subject to change at any time by each Fund's Board of Directors.

      GCF earns interest on its investments and declares all of its net investment income, increased or decreased by realized gains or losses, each day GCF is open for business. Earnings for Saturdays, Sundays and holidays are declared as a dividend on the next business day. All dividends and distributions are credited in the form of additional shares of GCF at net asset value on the payable date.

--------------------------------------------------------------------------------
Note B -- Investment Advisory Agreements
          and Payments to Related Parties
--------------------------------------------------------------------------------

      Each Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly-owned subsidiary of GIAC. GSF, GVCAAF, GBF and GCF pay investment advisory fees at an annual rate of .50% of the average daily net assets of each Fund. GVC500IF and GVCHYBF pay investment advisory fees at an annual rate of .25% and .60% respectively, of their average daily net assets. GISC voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds
 .28% of the average daily net assets of GVC500IF. GISC subsidized .04% of the ordinary operating expenses of GVC500IF and $63,902 for the six months ended June 30, 2001. If total expenses of the Funds, except GVC500IF (excluding taxes, interest and brokerage commissions, but including the investment advisory fee) exceed 1% per annum of the average daily net assets of the Funds, GISC has agreed to assume any such excess expenses. None of the Funds exceeded this limit during the six months ended June 30, 2001.


--------------------------------------------------------------------------------
68

--------------------------------------------------------------------------------
Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

      There are no duplicative advisory fees charged to GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

      No compensation is paid by any of the Funds to a director who is deemed to be an "interested person" (as defined in the 1940 Act) of a Fund. Each director not deemed an "interested person" is paid an annual fee of $500 by each Fund, and $350 for attendance at each meeting of each Fund.

      GVCAAF received $256,580 of dividends from other Guardian mutual funds.

--------------------------------------------------------------------------------
Note C -- Repurchase Agreements
--------------------------------------------------------------------------------

      Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Each Fund's Board of Directors has established standards to evaluate creditworthiness of broker-dealers and banks which engage in repurchase agreements with each Fund.

--------------------------------------------------------------------------------
Note D -- Reverse Repurchase Agreements
--------------------------------------------------------------------------------

      GBF, GVCAAF and GVCHYBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time GBF, GVCAAF and GVCHYBF enter into a reverse repurchase agreement, the Funds establish and maintain cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily in a segregated account with the Funds' custodian. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GBF, GVCAAF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them. Interest paid by GBF on reverse repurchase agreements for the six months ended June 30, 2001 amounted to $21,414.

      Information regarding transactions by GBF under reverse repurchase agreements is as follows:

Average amount oustanding during the period .......................  $6,000,000
Weighted average interest rate during the period ..................        2.28%

--------------------------------------------------------------------------------
Note E -- Dollar Roll Transactions
--------------------------------------------------------------------------------

      GBF, GVCAAF and GVCHYBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GBF, GVCAAF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them.


--------------------------------------------------------------------------------
                                                                              69

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

--------------------------------------------------------------------------------
Note F -- Investment Transactions
--------------------------------------------------------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2001 were as follows:

                                                 GSF                  GVC500IF
                                                -----               -----------
Purchases ................................  $2,350,785,371          $52,857,261
Proceeds .................................  $2,653,063,451           $2,147,595

                                                GVCAAF                GVCHYBF
                                              ----------            -----------
Purchases ................................  $   23,598,240          $30,489,560
Proceeds .................................  $    6,844,698          $25,763,808

                                                 GBF
                                                -----
Purchases ................................  $  752,128,534
Proceeds .................................  $  724,490,062

      The cost of investments owned at June 30, 2001 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2001 for GSF, GVC500IF, GVCAAF, GVCHYBF and GBF were as follows:

                                                GSF                   GVC500IF
                                               -----                -----------
Gross Appreciation .......................  $  233,616,382         $ 24,239,484
Gross Depreciation .......................    (122,708,056)         (64,932,270)
                                            --------------         ------------
Net Unrealized Appreciation/(Depreciation)  $  110,908,326         $(40,692,786)
                                            ==============         ============
                                               GVCAAF                 GVCHYBF
                                             ----------             -----------
Gross Appreciation .......................  $       61,064         $    499,358
Gross Depreciation .......................        (734,280)          (2,714,670)
                                            --------------         ------------
Net Unrealized Depreciation ..............  $     (673,216)        $ (2,215,312)
                                            ==============         ============
                                                GBF
                                               -----
Gross Appreciation .......................  $    2,662,446
Gross Depreciation .......................      (2,496,762)
                                            --------------
   Net Unrealized Appreciation              $      165,684
                                            ==============


--------------------------------------------------------------------------------
70

--------------------------------------------------------------------------------
Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

--------------------------------------------------------------------------------
Note G -- Transactions in Capital Stock
--------------------------------------------------------------------------------

      There are 800,000,000 shares of $0.001 par value capital stock authorized for the Guardian Variable Contract Funds, Inc., divided into two classes, designated Class I and Class II shares. GSF Class I consists of 300,000,000 shares; GVC500IF Class I consists of 200,000,000 shares; GVCAAF Class I and GVCHYBF Class I each consist of 100,000,000 shares; and GSF Class II consists of 100,000,000 shares. There are 100,000,000 shares of $0.10 par value capital stock authorized for each of GBF and GCF. Through June 30, 2001, no Class II shares of GSF were sold. Transactions in capital stock were as follows:

                                           Six Months Ended              Year Ended       Six Months Ended              Year Ended
                                                    June 30,            December 31,               June 30,            December 31,
                                                       2001                    2000                   2001                   2000
                                                 (Unaudited)               (Audited)            (Unaudited)               (Audited)
------------------------------------------------------------------------------------------------------------------------------------
                                                              Shares                                          Amount
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian Stock Fund
Shares sold                                       2,220,143               6,150,247           $  76,120,975           $ 334,877,079
Shares issued in reinvestment of
  dividends and distributions                       784,694              14,951,639              24,458,898             604,199,000
Shares repurchased                               (9,642,974)            (11,483,808)           (311,269,929)           (614,613,524)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease)                        (6,638,137)              9,618,078           $(210,690,056)          $ 324,462,555
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian VC 500 Index Fund
Shares sold                                       8,279,686              10,014,181           $  76,924,825           $ 110,068,245
Shares issued in reinvestment of
  dividends and distributions                       163,406                 302,724               1,467,386               3,067,405
Shares repurchased                                 (226,813)               (261,850)             (2,045,844)             (2,750,737)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase                                    8,216,279              10,055,055           $  76,346,367           $ 110,384,913
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian VC Asset Allocation Fund
Shares sold                                         945,031               1,061,518           $   8,868,124           $  11,487,547
Shares issued in reinvestment of
  dividends and distributions                       177,529                 390,191               1,572,906               3,920,937
Shares repurchased                                 (114,199)               (122,064)             (1,046,255)             (1,317,471)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase                                    1,008,361               1,329,645           $   9,394,775           $  14,091,013
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian VC High Yield Bond Fund
Shares sold                                       1,294,677                 312,625           $  11,830,702           $   2,944,132
Shares issued in reinvestment
  of dividends                                      147,753                 263,303               1,244,080               2,366,885
Shares repurchased                                 (975,302)                (38,841)             (8,765,470)               (373,386)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase                                    467,128                 537,087           $   4,309,312           $   4,937,631
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              71

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
----------------------------------------------

Combined Notes to Financial Statements
June 30, 2001 (Unaudited) (Continued)

                                           Six Months Ended              Year Ended       Six Months Ended              Year Ended
                                                    June 30,            December 31,               June 30,            December 31,
                                                       2001                    2000                   2001                   2000
                                                 (Unaudited)               (Audited)            (Unaudited)               (Audited)
------------------------------------------------------------------------------------------------------------------------------------
                                                              Shares                                          Amount
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian Bond Fund
Shares sold                                       3,150,921               1,974,860           $  38,166,934           $  23,012,516
Shares issued in reinvestment of
   dividends                                        831,154               1,975,990               9,973,854              22,960,166
Shares repurchased                               (2,369,377)             (6,673,170)            (28,590,764)            (77,439,370)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                        1,612,698              (2,722,320)          $  19,550,024           $ (31,466,688)
------------------------------------------------------------------------------------------------------------------------------------
o  The Guardian Cash Fund
Shares sold                                      20,265,003              39,378,558           $ 202,650,033           $ 393,785,445
Shares issued in reinvestment of
   dividends                                      1,016,627               2,498,242              10,166,271              24,982,418
Shares repurchased                              (18,489,919)            (47,985,843)           (184,899,193)           (479,858,436)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                        2,791,711              (6,109,043)          $  27,917,111           $ (61,090,573)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Note H -- Line of Credit
--------------------------------------------------------------------------------

      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30,2001, none of the Funds borrowed against this line of credit.

      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.


--------------------------------------------------------------------------------
72